UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2004
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           21 Milk Street - 3rd Floor
                   Boston, MA 02109-5408
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         May 13, 2004
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        112
Form 13F Information Table Value Total:        $199,240


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
John Hancock Patriot Premium D PRD              41013Q101      174    18001 SH       SOLE                    18001
3M Company                     COM              604059105      222     2708 SH       SOLE                     2708
ALLTEL Corporation             COM              020039103      753    15100 SH       SOLE                    15100
Abbott Laboratories            COM              002824100     1440    35041 SH       SOLE                    35041
America Movil SA DE CV         COM              02364W105      348     9000 SH       SOLE                     9000
American Express Company       COM              025816109     4679    90246 SH       SOLE                    90246
American International Group,  COM              026874107     7711   108077 SH       SOLE                   108077
Amgen Inc.                     COM              031162100      622    10700 SH       SOLE                    10700
Anheuser-Busch Cos.            COM              035229103      286     5600 SH       SOLE                     5600
Apache Corporation             COM              037411105     1718    39785 SH       SOLE                    39785
Archstone Smith Trust SBI      COM              039583109      422    14300 SH       SOLE                    14300
Automatic Data Processing, Inc COM              053015103      237     5644 SH       SOLE                     5644
BHP Billiton Ltd. ADR          COM              088606108      265    14100 SH       SOLE                    14100
BP plc ADR                     COM              055622104     3658    71442 SH       SOLE                    71442
Bank One Corp.                 COM              06423A103      789    14471 SH       SOLE                    14471
Bank of America Corp.          COM              060505104      732     9044 SH       SOLE                     9044
Bank of New York               COM              064057102      545    17300 SH       SOLE                    17300
Banknorth Group, Inc.          COM              06646R107     1031    30278 SH       SOLE                    30278
Bellsouth Corp.                COM              079860102      278    10036 SH       SOLE                    10036
Berkshire Hathaway, Inc. Cl. A COM              084670108    12502      134 SH       SOLE                      134
Berkshire Hathaway, Inc. Cl. B COM              084670207    11256     3618 SH       SOLE                     3618
Bristol-Myers Squibb Co.       COM              110122108      930    38384 SH       SOLE                    38384
Buckeye Partners, L.P.         COM              118230101     1853    42900 SH       SOLE                    42900
Cardinal Health, Inc.          COM              14149Y108     1917    27823 SH       SOLE                    27823
Catellus Development Corp.     COM              149113102     1851    71153 SH       SOLE                    71153
Caterpillar, Inc.              COM              149123101      231     2925 SH       SOLE                     2925
Cedar Fair Limited Partnership COM              150185106     7494   214284 SH       SOLE                   214284
Certegy Inc.                   COM              156880106      728    20778 SH       SOLE                    20778
ChevronTexaco Corp.            COM              166764100     1160    13212 SH       SOLE                    13212
ChoicePoint Inc.               COM              170388102      353     9285 SH       SOLE                     9285
Citigroup Inc.                 COM              172967101     4144    80162 SH       SOLE                    80162
Citizens Communications Compan COM              17453B101      164    12700 SH       SOLE                    12700
Coach, Inc.                    COM              189754104      322     7850 SH       SOLE                     7850
Coca-Cola Company              COM              191216100     2235    44435 SH       SOLE                    44435
Cohen & Steers Total Return Re COM              19247R103     2679   137100 SH       SOLE                   137100
Colgate Palmolive Co.          COM              194162103      580    10520 SH       SOLE                    10520
Commerce Bancorp               COM              200519106     1990    30200 SH       SOLE                    30200
ConocoPhillips                 COM              20825C104     3287    47078 SH       SOLE                    47078
Costco Wholesale Corporation   COM              22160K105     2033    54045 SH       SOLE                    54045
Devon Energy Corporation       COM              25179M103     1137    19550 SH       SOLE                    19550
Dover Corporation              COM              260003108     7149   184390 SH       SOLE                   184390
Eli Lilly & Company            COM              532457108      675    10085 SH       SOLE                    10085
Emerson Electric Co.           COM              291011104     1389    23182 SH       SOLE                    23182
Equifax, Inc.                  COM              294429105     1698    65749 SH       SOLE                    65749
Ethan Allen Interiors, Inc.    COM              297602104     3780    91625 SH       SOLE                    91625
Exxon Mobil Corporation        COM              30231G102     2276    54726 SH       SOLE                    54726
First Data Corp.               COM              319963104     1808    42884 SH       SOLE                    42884
Fleet Boston Financial Corp.   COM              339030108      541    12055 SH       SOLE                    12055
Gannett Co., Inc.              COM              364730101     4679    53085 SH       SOLE                    53085
General Electric Co.           COM              369604103     5267   172563 SH       SOLE                   172563
Genuine Parts Company          COM              372460105      344    10525 SH       SOLE                    10525
Genzyme Corp.                  COM              372917104     1333    28500 SH       SOLE                    28500
Gillette Company               COM              375766102     3288    84088 SH       SOLE                    84088
GlaxoSmithKline plc            COM              37733W105      316     7904 SH       SOLE                     7904
Healthcare Select Sector SPDR  COM              81369Y209     1497    50025 SH       SOLE                    50025
Home Depot, Inc.               COM              437076102      725    19393 SH       SOLE                    19393
IBM Corporation                COM              459200101     1401    15250 SH       SOLE                    15250
Illinois Tool Works Inc.       COM              452308109      311     3928 SH       SOLE                     3928
Inco Ltd.                      COM              453258402      239     6900 SH       SOLE                     6900
Intel Corporation              COM              458140100      343    12600 SH       SOLE                    12600
Intuitive Surgical, Inc.       COM              46120E107      533    31411 SH       SOLE                    31411
J.P. Morgan Chase & Co.        COM              46625H100      257     6136 SH       SOLE                     6136
Johnson & Johnson              COM              478160104     5166   101857 SH       SOLE                   101857
Jones Apparel Group, Inc.      COM              480074103      560    15500 SH       SOLE                    15500
Kinder Morgan Energy Partners, COM              494550106     3310    73410 SH       SOLE                    73410
Laboratory Corp. of America    COM              50540r409      989    25200 SH       SOLE                    25200
Leucadia National Corp.        COM              527288104      916    17200 SH       SOLE                    17200
M & T Bank Corp.               COM              55261F104     1433    15950 SH       SOLE                    15950
MSCI EAFE Index Fund           COM              464287465      283     2000 SH       SOLE                     2000
Manpower Inc.                  COM              56418H100      944    20300 SH       SOLE                    20300
McCormick & Co., Inc. Non-Voti COM              579780206      268     8000 SH       SOLE                     8000
McGraw Hill Companies          COM              580645109      457     6000 SH       SOLE                     6000
Medtronic Inc.                 COM              585055106     1507    31550 SH       SOLE                    31550
Merck & Co.                    COM              589331107     1889    42755 SH       SOLE                    42755
Microsoft Corporation          COM              594918104     2021    81080 SH       SOLE                    81080
Mohawk Industries Inc.         COM              608190104     3212    39000 SH       SOLE                    39000
Morgan Stanley Dean Witter & C COM              617446448      344     6000 SH       SOLE                     6000
Newmont Mining Corp.           COM              651639106     1894    40625 SH       SOLE                    40625
Pepsico, Inc.                  COM              713448108     1058    19640 SH       SOLE                    19640
Pfizer Inc.                    COM              717081103     3041    86761 SH       SOLE                    86761
Pitney Bowes, Inc.             COM              724479100      792    18592 SH       SOLE                    18592
Procter & Gamble Company       COM              742718109     1861    17747 SH       SOLE                    17747
Progressive Corporation        COM              743315103     1300    14843 SH       SOLE                    14843
Prologis SBI                   COM              743410102      809    22556 SH       SOLE                    22556
Regis Corp.                    COM              758932107     2755    62000 SH       SOLE                    62000
Royal Dutch Petroleum          COM              780257804      623    13104 SH       SOLE                    13104
S&P Depository Receipts        COM              78462F103     4259    37660 SH       SOLE                    37660
SBC Communications, Inc.       COM              78387G103      352    14343 SH       SOLE                    14343
Sara Lee Corp.                 COM              803111103      275    12567 SH       SOLE                    12567
Schering-Plough Corp.          COM              806605101      550    33900 SH       SOLE                    33900
Schlumberger Ltd.              COM              806857108     4099    64194 SH       SOLE                    64194
Service Corp. International    COM              817565104      855   114400 SH       SOLE                   114400
ServiceMaster Company          COM              81760N109     4296   357732 SH       SOLE                   357732
SunGard Data Systems, Inc.     COM              867363103     1214    44300 SH       SOLE                    44300
Sysco Corp.                    COM              871829107      339     8672 SH       SOLE                     8672
TJX Companies, Inc.            COM              872540109     1194    48600 SH       SOLE                    48600
Target Corp.                   COM              87612E106      279     6200 SH       SOLE                     6200
Technology Select Sector SPDR  COM              81369Y803     1903    94400 SH       SOLE                    94400
Telefonos de Mexico            COM              879403780      319     9132 SH       SOLE                     9132
Tenet Healthcare Corp.         COM              88033G100      172    15450 SH       SOLE                    15450
Tootsie Roll Industries, Inc.  COM              890516107      603    16507 SH       SOLE                    16507
Tribune Co.                    COM              896047107      445     8820 SH       SOLE                     8820
Tyco Int'l. Ltd.               COM              902124106     1289    45006 SH       SOLE                    45006
Verizon Communications         COM              92343V104      442    12105 SH       SOLE                    12105
Vodafone Group PLC             COM              92857W100     1314    54994 SH       SOLE                    54994
Vodafone Group PLC Ord USD0.10 COM              G9387S105      758   320136 SH       SOLE                   320136
Wal-Mart Stores, Inc.          COM              931142103     2058    34470 SH       SOLE                    34470
Washington Mutual Inc.         COM              939322103     2574    60275 SH       SOLE                    60275
Washington Post ""B""          COM              939640108      265      300 SH       SOLE                      300
Wells Fargo & Company          COM              949746101     5512    97269 SH       SOLE                    97269
Wyeth                          COM              983024100      908    24174 SH       SOLE                    24174
Zimmer Holdings, Inc.          COM              98956P102      929    12596 SH       SOLE                    12596